DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	Floating rate debt	Fixed rate debt	Sellers credit	Deferred charges	Total
Balance at December 31, 2014	363,500	—	—	(3,534)	359,966
Debt assumed as a result of the Merger	426,602	161,200	4,511	—	592,313
Loan repayments	(244,338)	—	—	—	(244,338)
Loan draw downs	215,975	—	—	—	215,975
Amortization of purchase price adjustment	—	6,615	228	—	6,843
Capitalized financing fees and expenses	—	—	—	(3,825)	(3,825)
Amortization of capitalized fees and expenses	—	—	—	1,562	1,562
Balance at December 31, 2015	761,739	167,815	4,739	(5,797)	928,496
Loan repayments	(17,471)	—	(4,748)	—	(22,219)
Loan draw downs	142,200	—	—	—	142,200
Amortization of purchase price adjustment	—	9,485	9	—	9,494
Capitalized financing fees and expenses	—	—	—	(898)	(898)
Amortization of capitalized fees and expenses	—	—	—	1,345	1,345
Balance at December 31, 2016	886,468	177,300	—	(5,350)	1,058,418

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2016 is repayable as follows:

(in thousands of $)
2017	—
2018	84,290
2019	485,092
2020	374,168
2021	142,918
Thereafter	—
1,086,468
Amortization of purchase price adjustment	(22,700)
1,063,768

Schedule of Long-term Debt Instruments [Table Text Block]

(in thousands of $)	2016	2015
$33.93 million term loan	28,275	28,841
$82.5 million term loan	44,367	47,597
$284.0 million term loan	258,538	262,541
$420.0 million term loan	388,545	395,875
$425.0 million term loan	166,743	26,885
Total U.S. dollar denominated floating rate debt	886,468	761,739
U.S. dollar denominated fixed rate debt	177,300	167,815
Sellers credit	—	4,739
Deferred charges	(5,350)	(5,797)
Total debt	1,058,418	928,496
Less: current portion	—	(20,380)
	1,058,418	908,116